Subsequent Events - Additional Information (Detail) - Embraer Aircraft Holding Inc [Member] - Subsequent Event [Member] - Loan Agreement [Member]	Aug. 01, 2022 USD ($)
Subsequent Event [Line Items]
Debt instrument face value	$ 81,000,000
Interest rate	4.89%
Debt Instrument, Maturity Date	Aug. 01, 2023